Average Annual Total Returns (International Small Company Trust)	12 Months Ended
May 01, 2011
MSCI EAFE Small Cap Index (gross of foreign withholding tax on dividends)
Average Annual Return:
One Year	22.40%
Since Inception	0.25%
Date of Inception	Apr. 28, 2006
Series I, International Small Company Trust
Average Annual Return:
One Year	22.70%
Since Inception	0.91%
Date of Inception	Nov. 16, 2009
Series II, International Small Company Trust
Average Annual Return:
One Year	22.45%
Since Inception	0.86%
Date of Inception	Nov. 16, 2009
Series NAV, International Small Company Trust
Average Annual Return:
One Year	22.63%
Since Inception	0.92%
Date of Inception	Apr. 28, 2006